Utility Plant and Leases - Schedule of Depreciation and Amortization Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 250,951	$ 289,132	$ 270,111
Gas plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 187,075	$ 214,037	$ 201,233